Segment Data - Segment Information by Geographical Region (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from Services	$ 4,953.9	$ 4,972.5	$ 4,861.3	$ 4,542.2	$ 5,121.1	$ 5,416.0	$ 5,321.7	$ 4,904.0	$ 19,329.9	$ 20,762.8	$ 20,250.5
Long-Lived Assets	152.2				154.4				152.2	154.4	170.6
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from Services									3,115.6	3,190.6	3,080.8
Long-Lived Assets	32.3				30.2				32.3	30.2	30.6
France
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from Services									4,684.1	5,378.6	5,313.6
Long-Lived Assets	40.4				46.0				40.4	46.0	57.8
Italy
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from Services									1,230.2	1,183.4	1,093.0
Long-Lived Assets	4.7				4.7				4.7	4.7	6.5
United Kingdom
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from Services									2,118.4	2,168.6	1,884.5
Long-Lived Assets	10.3				10.3				10.3	10.3	7.4
Total Foreign
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from Services									16,214.3	17,572.2	17,169.7
Long-Lived Assets	$ 119.9				$ 124.2				$ 119.9	$ 124.2	$ 140.0